Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions

12.Related party transactions

The Company’s related parties include:

Related Party	Nature of relationship

A10 Group

A10 Group is composed of A10 Serviços Especializados de Avaliação de Empresas Ltda. (“A10 Advisory”) and A10 Investimentos Ltda. (“A10 Investimentos”). The companies are controlled and indirectly controlled, respectively, by a director of the Company, Marcelo Paiva. The CEO, Ana Cabral-Gardner (Co-CEO on December 31, 2022), has a minority stake at A10 Advisory and A10 Investimentos.

Miazga

Miazga Participações S.A is a land administration company in which the CEO of the Company (Co-CEO on December 31, 2022), Ana Cabral-Gardner, and director of the Company, Calvyn Gardner, who was Co-CEO on December 31, 2022, have an indirect economic interest.

Arqueana

Arqueana Empreendimentos e Participações S.A. is a land administration company in which the CEO of the Company (Co-CEO on December 31, 2022), Ana Cabral-Gardner, and director of the Company, Calvyn Gardner, who was Co-CEO on December 31, 2022, have an indirect economic interest.

R-TEK	R-TEK Group Pty Ltd is a corporation in which the Chief Operating Officer of the Company, Brian Talbot, is a controlling shareholder.

Key management personnel	Includes the directors of the Company, executive management team and senior management at Sigma Brazil.

a.	Transactions with related parties

The related party transactions are recorded at the exchange amount transacted as agreed between the Company and the related party. All the related party transactions have been reviewed and approved by the independent directors of the Company.

Cost sharing agreement (“CSA”): The Company has a CSA with A10 Advisory where A10 Advisory is reimbursed for secondment staff 100% allocated to the Company, including legal, financial and business development personnel and 50% of shared secretarial administrative personnel.

Leasing Agreements: The Company has right-of-way agreements with Miazga and Arqueana.

Note Payable: The Company fully repaid the amount of $326 to Arqueana in March 2022 (Note 10).

Loan Agreement: Sigma Brazil entered into a loan agreement dated September 21, 2022 with Miazga to fund Miazga’s purchase of property located in the area of interest of the Grota do Cirilo Project (the “Property”). The loan agreement provides for the loan of an amount up to Brazilian Reais (“R$”) $0.8 million ($0.2 million), which is the amount spent on the purchase of the Property.

The purchase agreement and the loan are divided into two installments, with the first installment being paid at December 31, 2022.

12.Related party transactions (continued)

a.	Transactions with related parties (continued)

Independent Consultant Service Agreement: The Company entered into an independent consultant service agreement with R-TEK where R-TEK’s principal, agreed to provide exclusively the roles, responsibilities and obligations equivalent of a Chief Operating Officer.

Commission fees: The Company had an agreement with A10 Advisory for acting as the financial advisor to locate equity investors in non-brokered private placements, conducted as part of a consortium of financial advisors. The Company paid finders’ fee of 7% of the gross proceeds received from these investors (note 15).

Amounts due from related party: The Company paid for drilling services provided by a third-party that were performed on Arqueana’s land. These amounts are unsecured and are non-interest bearing. Subsequent to December 31, 2022, the amounts were repaid (note 27).

b.	Outstanding balances and expenses

Years ended December 31,	2022			2021 (restated -note 2)
	Pre-	Accounts			Accounts
	payments/	Payable/	Expenses/	Pre-	Payable/	Expenses/
	Receivable	Debt	Payments	payments	Debt	Payments
	$	$	$	$	$	$
A10 Advisory
CSA	—	—	122	—	—	189
Revolving credit facility	—	—	—	—	—	2,756
Commission fees (note 15 (b))	—	—	—	—	—	8,317
Warrants (note 15 (b))	—	—	—	—	—	827

Miazga
Lease agreements (note 2)	—	42	7	—	38	50
Prepaid land lease offset	103	13	51	104	—	12
Loan agreement	113	—	—	—	—	—

Arqueana
Lease agreements (note 2)	—	225	43	—	216	32
Due from related party	4,881	—	—	—	—	—
Note payable	—	—	326	—	270	1,934

R-TEK
Services provision	—	242	1,142	—	—	—

12.Related party transactions (continued)

c.	Key management personnel:

The compensation paid or payable to key management for employee services is shown below:

Years ended December 31,	2022	2021
	$	$
Stock-based compensation, included in operating expenses	95,398	20,872
Salaries, benefits and director’s fees, included in general and administrative expenses	1,966	1,116
Severance costs	46	—
Salaries, benefits and stock-based compensation capitalized in property, plant and equipment and in exploration and evaluation assets	3	5
Total Compensation	97,413	21,993

Key management includes the directors of the Company, executive management team and senior management at Sigma Brazil.